Share capital - Additional information (Details) $ / shares in Units, $ in Thousands							12 Months Ended		27 Months Ended
	Mar. 30, 2021 USD ($) shares	Mar. 30, 2021 CAD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CAD ($) shares	Jun. 25, 2020 USD ($) shares	Jun. 25, 2020 CAD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares	Jun. 25, 2020 $ / shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Issuance of common shares, net of issuance costs | $							$ 14,552,000	$ 95,992,000
ATM Program
Disclosure of classes of share capital [line items]
Maximum issuance of common shares from treasury, value | $													$ 125,000,000
Number of shares issued during period (in shares) | shares								8,353,042	14,458,000
Issuance of common shares, net of issuance costs | $									$ 121,540,000
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares	1,100,000	1,100,000			384,616	384,616
Issuance of common shares, net of issuance costs	$ 13,930,000	$ 17,600			$ 3,664,000	$ 5,000
Value of shares issued during period (per share)										$ 16.00		$ 13.00
Premium value (in dollars per share)										$ 2.82		$ 0.45
Premium value | $	$ 2,456,000		$ 1,056,000		$ 127,000
Private Placement 1
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares			435,324	435,324
Issuance of common shares, net of issuance costs			$ 5,248,000	$ 7,000
Value of shares issued during period (per share)											$ 16.08
Premium value (in dollars per share)											2.03
Private Placement 2
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares			176,160	176,160
Issuance of common shares, net of issuance costs			$ 2,249,000	$ 3,000
Value of shares issued during period (per share)											17.03
Premium value (in dollars per share)											$ 2.98